Schedule of Accumulated Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Current period other comprehensive loss	$ (1,785)
Ending balance, Foreign currency translation adjustment	(1,785)
Beginning balance, Derivative instrument		(238)	(432)
Current period other comprehensive income		238	194
Ending balance, Derivative instrument			(238)
Beginning balance, Available-for-sale securities	(352)	(355)	(389)
Current period other comprehensive income	35	3	34
Ending balance, Available-for-sale securities	(317)	(352)	(355)
Accumulated other comprehensive loss, net of tax	$ (2,102)	$ (352)	$ (593)